ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Refundable deposits from franchised stores-current	¥ 100,288,691		¥ 51,690,234
Construction payable	55,417,029		20,327,073
Sales rebate	51,155,685		6,135,710
Accrued payroll and social insurance	37,566,931		26,300,779
Accrued warehouse rental	31,739,789		8,593,422
Accrued selling and marketing expenses	31,658,518		23,150,372
Warranty-current	25,878,752		19,746,554
Other taxes payable	24,900,193		9,065,664
Operating lease liabilities-current (Note 17)	3,187,599		1,253,020
Others	43,020,424		35,093,180
Accrued expenses and other current liabilities	¥ 404,813,611	$ 57,887,575	¥ 201,356,008